UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3456

General Government Securities Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 11/30

Date of reporting period: 8/31/12

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General Government Securities Money Market Fund
August 31, 2012 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--58.7%	of Purchase (%)	Amount ($)		Value ($)
Federal Home Loan Bank:
9/4/12	0.27	50,000,000	a	49,970,502
9/4/12	0.32	50,000,000	a	49,998,630
9/5/12	0.12	262,000,000		261,996,409
10/4/12	0.11	75,000,000		74,992,437
11/2/12	0.12	100,000,000		99,979,333
11/21/12	0.16	100,000,000		100,320,267
2/27/13	0.15	50,000,000		49,962,708
4/16/13	0.23	67,100,000		67,102,736
5/10/13	0.20	43,000,000		43,006,608
5/21/13	0.25	25,000,000		24,996,273
Federal Home Loan Mortgage Corp.:
11/26/12	0.17	75,770,000	b	75,830,730
2/25/13	0.15	31,000,000	b	30,977,138
Federal National Mortgage Association:
9/4/12	0.35	50,000,000	a,b	49,997,435
2/1/13	0.32	10,000,000	a,b	10,003,367
Total U.S. Government Agencies
(cost $989,134,573)				989,134,573

U.S. Treasury Notes--4.5%
3/15/13	0.14	25,000,000		25,159,561
4/15/13	0.16	50,000,000		50,488,452
Total U.S. Treasury Notes
(cost $75,648,013)				75,648,013

Repurchase Agreements--36.7%
Barclays Capital, Inc.
dated 8/31/12, due 9/4/12 in the amount of
$63,001,330 (fully collateralized by $46,003,500 U.S.

Treasury Bonds, 4.625%, due 2/15/40, value
$64,260,029)	0.19	63,000,000	63,000,000
Credit Suisse Securities LLC
dated 8/31/12, due 9/4/12 in the amount of
$230,004,600 (fully collateralized by $494,055,800
U.S. Treasury Strips, due 2/15/36-2/15/40, value
$234,601,258)	0.18	230,000,000	230,000,000
Deutsche Bank Securities Inc.
dated 8/31/12, due 9/4/12 in the amount of
$90,001,900 (fully collateralized by $89,733,500 U.S.
Treasury Notes, 1%, due 10/31/16, value $91,800,098)	0.19	90,000,000	90,000,000
HSBC USA Inc.
dated 8/31/12, due 9/4/12 in the amount of
$90,001,600 (fully collateralized by $78,090,000 U.S.
Treasury Notes, 3.625%, due 8/15/19, value
$91,805,419)	0.16	90,000,000	90,000,000
Merrill Lynch & Co. Inc.
dated 8/31/12, due 9/4/12 in the amount of
$95,001,900 (fully collateralized by $97,560,400 U.S.
Treasury Notes, 0.50%, due 7/31/17, value $96,900,033)	0.18	95,000,000	95,000,000
Morgan Stanley
dated 8/31/12, due 9/4/12 in the amount of
$50,000,944 (fully collateralized by $59,745,150 U.S.
Treasury Strips, due 2/15/16-11/15/33, value
$51,000,000)	0.17	50,000,000	50,000,000
Total Repurchase Agreements
(cost $618,000,000)			618,000,000
Total Investments (cost $1,682,782,586)		99.9%	1,682,782,586
Cash and Receivables (Net)		.1%	1,752,219
Net Assets		100.0%	1,684,534,805

a	Variable rate security--interest rate subject to periodic change.
b

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,682,782,586
Level 3 - Significant Unobservable Inputs	-
Total	1,682,782,586

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
General Treasury Prime Money Market Fund
August 31, 2012 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--88.5%	of Purchase (%)	Amount ($)	Value ($)
9/6/12	0.07	165,000,000	164,998,285
9/13/12	0.07	126,000,000	125,996,980
9/20/12	0.08	375,000,000	374,983,223
9/27/12	0.10	400,000,000	399,970,028
10/4/12	0.09	600,000,000	599,951,417
10/11/12	0.09	150,000,000	149,984,583
10/18/12	0.13	126,000,000	125,978,615
11/15/12	0.11	275,000,000	274,938,412
11/29/12	0.10	88,000,000	87,978,628
2/21/13	0.13	48,000,000	47,969,437
Total U.S. Treasury Bills
(cost $2,352,749,608)			2,352,749,608

U.S. Treasury Notes--11.4%
9/17/12	0.11	4,000,000	4,002,011
10/15/12	0.11	8,900,000	8,913,507
11/15/12	0.13	200,000,000	200,506,250
2/28/13	0.15	90,000,000	90,212,357
Total U.S. Treasury Notes
(cost $303,634,125)			303,634,125
Total Investments (cost $2,656,383,733)		99.9%	2,656,383,733
Cash and Receivables (Net)		.1%	1,371,219
Net Assets		100.0%	2,657,754,952

At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,656,383,733
Level 3 - Significant Unobservable Inputs	-
Total	2,656,383,733

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 22, 2012

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)